Schedule of investments
Delaware Ivy VIP Corporate Bond
March 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.00%
GNMA Series 2005-23 IO 1.00% 6/17/45 •	3,848	$ 0
Total Agency Collateralized Mortgage Obligations (cost $11)		0

Convertible Bond — 0.09%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	567,000	511,434
Total Convertible Bond (cost $495,791)		511,434

Corporate Bonds — 95.20%
Banking — 17.81%
Ally Financial 4.70% 5/15/26 *, μ	1,835,000	1,733,038
Bank of America
1.898% 7/23/31 μ	1,325,000	1,159,326
2.299% 7/21/32 μ	3,225,000	2,874,672
2.482% 9/21/36 μ	4,010,000	3,453,969
2.496% 2/13/31 μ	4,000,000	3,681,135
2.592% 4/29/31 μ	3,675,000	3,396,728
3.974% 2/7/30 μ	2,500,000	2,543,189

Bank of New York Mellon 4.70% 9/20/25 μ	1,750,000	1,796,375
Citigroup
2.572% 6/3/31 μ	4,872,000	4,472,055
3.50% 5/15/23	2,260,000	2,284,600
3.52% 10/27/28 μ	1,750,000	1,735,988
4.412% 3/31/31 μ	2,735,000	2,844,507
4.70% 1/30/25 μ	850,000	816,000
5.00% 9/12/24 *, μ	1,575,000	1,563,188

Credit Agricole 144A 2.811% 1/11/41 #	3,150,000	2,609,589
Goldman Sachs Group
1.542% 9/10/27 μ	920,000	842,098
2.383% 7/21/32 μ	3,325,000	2,950,957
3.50% 11/16/26	2,000,000	2,010,103
3.615% 3/15/28 μ	945,000	944,854
3.80% 3/15/30	2,550,000	2,570,278
4.125% 11/10/26 μ	940,000	882,660
4.25% 10/21/25	3,250,000	3,332,682

ING Groep 3.55% 4/9/24	1,325,000	1,342,076
JPMorgan Chase & Co.
1.47% 9/22/27 μ	4,185,000	3,861,479
2.522% 4/22/31 μ	10,202,000	9,469,395
3.22% 3/1/25 μ	6,000,000	6,023,998
3.875% 9/10/24	1,424,000	1,455,467
4.00% 4/1/25 *, μ	1,650,000	1,560,075
5.00% 8/1/24 μ	490,000	488,677
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
1.659% 10/24/23 •	1,500,000	$ 1,508,426
1.794% 2/13/32 μ	3,525,000	3,035,765
2.699% 1/22/31 μ	1,500,000	1,409,322
3.875% 1/27/26	3,850,000	3,926,789
4.875% 11/1/22	2,931,000	2,981,671

Royal Bank of Canada 2.30% 11/3/31	2,375,000	2,162,300
State Street 2.203% 2/7/28 μ	1,710,000	1,640,547
SVB Financial Group 4.00% 5/15/26 μ	1,910,000	1,769,138
Truist Financial 4.95% 9/1/25 μ	1,765,000	1,811,773
US Bancorp
2.215% 1/27/28 μ	1,015,000	970,672
2.491% 11/3/36 μ	2,300,000	2,066,422
2.677% 1/27/33 μ	1,060,000	1,008,913
Wells Fargo & Co.
2.879% 10/30/30 μ	4,080,000	3,882,257
3.526% 3/24/28 μ	775,000	774,063
3.90% 3/15/26 μ	2,440,000	2,340,387
		105,987,603
Basic Industry — 1.08%
Graphic Packaging International 144A 0.821% 4/15/24 #	2,480,000	2,358,887
Mosaic
3.25% 11/15/22	1,333,000	1,342,381
4.25% 11/15/23	400,000	408,670

Newmont 2.60% 7/15/32	735,000	677,129
Nucor 3.125% 4/1/32	1,205,000	1,166,177
University of Southern California 3.028% 10/1/39	500,000	468,835
		6,422,079
Brokerage — 4.30%
Apollo Management Holdings 144A 2.65% 6/5/30 #, *	2,340,000	2,188,038
Blackstone Holdings Finance
144A 1.60% 3/30/31 #	950,000	805,637
144A 2.00% 1/30/32 #	3,760,000	3,281,564

Blue Owl Finance 144A 3.125% 6/10/31 #	4,035,000	3,440,512
Charles Schwab
1.65% 3/11/31	3,150,000	2,754,792
5.00% 6/1/27 μ	1,420,000	1,418,296

Citadel Finance 144A 3.375% 3/9/26 #	1,533,000	1,464,385
Jefferies Group 2.625% 10/15/31	2,130,000	1,924,006
KKR Group Finance VIII 144A 3.50% 8/25/50 #	4,000,000	3,504,710
NQ-IV092 [3/22] 5/22 (2218506)    1

Schedule of investments
Delaware Ivy VIP Corporate Bond (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)

National Securities Clearing 144A 1.50% 4/23/25 #	5,000,000	$ 4,791,328
		25,573,268
Capital Goods — 5.01%
Boeing
3.75% 2/1/50	3,375,000	3,015,766
5.15% 5/1/30	1,000,000	1,067,997

General Dynamics 2.85% 6/1/41	2,540,000	2,315,300
Huntington Ingalls Industries 144A 2.043% 8/16/28 #	2,300,000	2,083,943
Lennox International 1.35% 8/1/25	2,750,000	2,577,878
Martin Marietta Materials 0.65% 7/15/23	1,165,000	1,137,855
Masco 1.50% 2/15/28	2,225,000	1,962,239
Raytheon Technologies
2.25% 7/1/30 *	4,750,000	4,405,921
3.125% 7/1/50	1,075,000	969,467
Republic Services
1.45% 2/15/31	910,000	774,160
2.30% 3/1/30	4,122,000	3,803,137

Vontier 2.40% 4/1/28	2,973,000	2,620,462
Waste Connections 3.50% 5/1/29	3,049,000	3,061,851
		29,795,976
Communications — 12.36%
AT&T
3.10% 2/1/43	1,545,000	1,337,753
3.50% 6/1/41	2,000,000	1,846,630
3.50% 9/15/53	1,800,000	1,586,276
3.55% 9/15/55	942,000	834,036
3.65% 6/1/51	3,900,000	3,561,139

Bell Canada 4.30% 7/29/49	2,138,000	2,262,117
CCO Holdings 144A 4.75% 2/1/32 #	1,070,000	998,010
Charter Communications Operating
3.85% 4/1/61	3,910,000	3,155,775
3.90% 6/1/52	1,115,000	943,733
4.50% 2/1/24	2,306,000	2,360,146
Comcast
144A 2.887% 11/1/51 #	1,446,000	1,225,091
3.25% 11/1/39	3,875,000	3,687,409
3.90% 3/1/38	500,000	516,678
Cox Communications
144A 2.95% 10/1/50 #	850,000	671,734
144A 3.60% 6/15/51 #	925,000	826,289
Crown Castle International
1.05% 7/15/26	2,500,000	2,262,112
3.15% 7/15/23	175,000	176,258
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Crown Castle International
3.20% 9/1/24	2,250,000	$ 2,254,395
4.00% 3/1/27	2,000,000	2,031,145

Directv Financing 144A 5.875% 8/15/27 #	1,050,000	1,034,329
Discovery Communications 4.00% 9/15/55	1,710,000	1,481,650
Magallanes
144A 3.755% 3/15/27 #	2,720,000	2,719,586
144A 4.054% 3/15/29 #	455,000	457,783
144A 4.279% 3/15/32 #	475,000	477,702
144A 5.141% 3/15/52 #	1,835,000	1,881,739

Netflix 5.875% 2/15/25	4,035,000	4,309,037
Omnicom Group 3.65% 11/1/24	1,260,000	1,275,298
Paramount Global 4.75% 5/15/25	4,000,000	4,160,008
Rogers Communications
144A 3.80% 3/15/32 #	905,000	899,125
144A 4.55% 3/15/52 #	1,145,000	1,141,634

Sprint 7.875% 9/15/23	2,742,000	2,916,789
T-Mobile USA
2.875% 2/15/31	450,000	406,125
3.30% 2/15/51	425,000	358,898
3.50% 4/15/25	5,555,000	5,597,455
4.375% 4/15/40	575,000	579,157

TWDC Enterprises 18 4.125% 6/1/44	1,724,000	1,813,361
Verizon Communications
2.65% 11/20/40	1,250,000	1,066,544
2.987% 10/30/56	1,492,000	1,233,428
3.875% 3/1/52 *	1,540,000	1,552,095
4.50% 8/10/33	3,575,000	3,845,186

VZ Secured Financing 144A 5.00% 1/15/32 #	705,000	660,250
Walt Disney 3.60% 1/13/51	1,175,000	1,167,584
		73,571,489
Consumer Cyclical — 7.41%
7-Eleven
144A 1.30% 2/10/28 #	925,000	811,314
144A 1.80% 2/10/31 #	3,300,000	2,847,552

ADT Security 144A 4.875% 7/15/32 #	969,000	893,457
Amazon.com 3.875% 8/22/37	5,677,000	6,023,163
Aptiv
3.10% 12/1/51	2,058,000	1,640,716
4.15% 5/1/52	1,220,000	1,147,147
AutoNation
2.40% 8/1/31	2,600,000	2,267,924
3.85% 3/1/32	995,000	964,603

2    NQ-IV092 [3/22] 5/22 (2218506)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
DR Horton
1.30% 10/15/26	460,000	$ 418,716
2.60% 10/15/25	3,080,000	2,992,135
Ford Motor Credit
2.30% 2/10/25	500,000	475,169
2.70% 8/10/26	1,065,000	991,792
2.90% 2/10/29	725,000	646,787
General Motors Financial
1.25% 1/8/26	2,125,000	1,947,178
2.40% 10/15/28	1,420,000	1,273,725
3.10% 1/12/32	430,000	387,016
3.70% 5/9/23	2,000,000	2,020,943

Genting New York 144A 3.30% 2/15/26 #	850,000	805,023
Home Depot
3.30% 4/15/40	4,500,000	4,349,884
4.20% 4/1/43	1,670,000	1,798,114

Lennar 4.75% 11/15/22	2,065,000	2,086,194
Nissan Motor 144A 3.522% 9/17/25 #	850,000	834,083
Nordstrom 2.30% 4/8/24	450,000	445,212
NVR 3.00% 5/15/30	4,022,000	3,759,574
Toll Brothers Finance
3.80% 11/1/29	575,000	556,719
4.375% 4/15/23	470,000	474,949

Walmart 2.65% 9/22/51	1,410,000	1,257,294
		44,116,383
Consumer Non-Cyclical — 12.23%
Amgen 2.80% 8/15/41	1,750,000	1,507,324
Anheuser-Busch InBev Worldwide 4.70% 2/1/36	1,965,000	2,112,814
Bayer US Finance II 144A 2.85% 4/15/25 #	3,065,000	2,981,105
Boston Scientific 1.90% 6/1/25	2,000,000	1,921,820
Bristol-Myers Squibb 3.70% 3/15/52	920,000	927,368
Cargill 144A 2.125% 4/23/30 #	2,688,000	2,459,560
Clorox 3.90% 5/15/28	4,676,000	4,769,647
Coca-Cola 2.25% 1/5/32	1,215,000	1,134,784
Coca-Cola Europacific Partners 144A 0.80% 5/3/24 #	2,270,000	2,170,049
CVS Health 2.70% 8/21/40	1,267,000	1,083,523
Darling Ingredients 144A 5.25% 4/15/27 #	1,847,500	1,886,686
Dentsply Sirona 3.25% 6/1/30	2,706,000	2,611,529
Estee Lauder 1.95% 3/15/31	2,800,000	2,543,827
HCA
144A 3.125% 3/15/27 #	675,000	660,599
5.875% 5/1/23	1,125,000	1,164,246

Hormel Foods 3.05% 6/3/51	2,431,000	2,193,871
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Imperial Brands Finance 144A 3.125% 7/26/24 #	4,200,000	$ 4,164,250
JBS USA LUX 144A 3.00% 2/2/29 #	1,560,000	1,446,159
Keurig Dr Pepper 0.75% 3/15/24	1,115,000	1,074,677
Kraft Heinz Foods 3.00% 6/1/26	211,000	208,408
McCormick & Co.
0.90% 2/15/26	3,572,000	3,272,072
3.50% 9/1/23	771,000	776,513
Merck & Co.
2.35% 6/24/40	3,075,000	2,654,854
2.45% 6/24/50	2,000,000	1,668,059
Nestle Holdings
144A 3.90% 9/24/38 #	2,480,000	2,626,854
144A 4.00% 9/24/48 #	4,020,000	4,329,587

Novartis Capital 2.20% 8/14/30	2,500,000	2,350,138
PepsiCo
2.75% 10/21/51	1,420,000	1,274,200
3.625% 3/19/50	2,325,000	2,395,385
Royalty Pharma
1.20% 9/2/25	3,840,000	3,536,515
3.30% 9/2/40	325,000	277,525

Tyson Foods 3.95% 8/15/24	3,750,000	3,825,204
Universal Health Services 144A 1.65% 9/1/26 #	2,535,000	2,329,205
Zoetis
2.00% 5/15/30	2,065,000	1,854,322
3.90% 8/20/28	556,000	571,878
		72,764,557
Electric — 6.07%
Alabama Power 3.125% 7/15/51	2,315,000	2,022,813
Appalachian Power 4.50% 3/1/49	1,500,000	1,573,383
Baltimore Gas and Electric 4.25% 9/15/48	1,500,000	1,601,452
Black Hills
1.037% 8/23/24	1,650,000	1,576,514
4.35% 5/1/33	2,000,000	2,038,594
CenterPoint Energy
2.95% 3/1/30	2,050,000	1,955,832
4.25% 11/1/28	1,683,000	1,734,414

Commonwealth Edison 3.65% 6/15/46	3,000,000	2,978,633
Duke Energy Carolinas 3.55% 3/15/52	295,000	292,237
Entergy 3.75% 6/15/50	3,550,000	3,343,466
Eversource Energy 2.90% 3/1/27	1,275,000	1,251,505
Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,205,000	1,157,112

NQ-IV092 [3/22] 5/22 (2218506)    3

Schedule of investments
Delaware Ivy VIP Corporate Bond (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
FirstEnergy
2.65% 3/1/30	775,000	$ 705,095
3.40% 3/1/50	690,000	582,588

Georgia Power 3.70% 1/30/50	970,000	904,127
MidAmerican Energy 3.95% 8/1/47	2,000,000	2,086,978
National Rural Utilities Cooperative Finance 4.40% 11/1/48	2,000,000	2,158,968
Pacific Gas and Electric 3.00% 6/15/28	1,771,000	1,650,844
Southern California Edison
3.45% 2/1/52	800,000	720,682
4.125% 3/1/48	1,275,000	1,259,670

Union Electric 3.90% 4/1/52	970,000	1,004,787
Virginia Electric and Power 4.60% 12/1/48	1,736,000	1,961,657
Wisconsin Electric Power
4.25% 6/1/44	250,000	252,098
4.30% 10/15/48	1,250,000	1,326,852
		36,140,301
Energy — 3.71%
BP Capital Markets America 2.939% 6/4/51	3,295,000	2,826,088
Cheniere Energy Partners 4.00% 3/1/31	800,000	776,756
Colorado Interstate Gas 144A 4.15% 8/15/26 #	1,000,000	1,025,024
ConocoPhillips 3.80% 3/15/52	1,895,000	1,932,894
Diamondback Energy 4.25% 3/15/52	580,000	574,717
Energy Transfer
6.00% 6/15/48	1,000,000	1,112,384
6.25% 4/15/49	280,000	322,531

EQM Midstream Partners 4.75% 7/15/23	337,000	340,044
EQT 6.625% 2/1/25	650,000	687,375
Kinder Morgan 5.55% 6/1/45	1,000,000	1,121,250
Midwest Connector Capital 144A 4.625% 4/1/29 #	1,949,000	1,973,539
Plains All American Pipeline 3.60% 11/1/24	1,031,000	1,035,009
Sabal Trail Transmission 144A 4.246% 5/1/28 #	2,500,000	2,580,920
Transcontinental Gas Pipe Line
3.25% 5/15/30	1,225,000	1,196,413
4.60% 3/15/48	1,000,000	1,070,645

Williams Cos. 4.85% 3/1/48 *	3,250,000	3,477,900
		22,053,489
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies — 1.62%
AerCap Ireland Capital DAC
1.75% 1/30/26	2,182,000	$ 2,004,645
3.00% 10/29/28	3,820,000	3,530,169

Air Lease 2.875% 1/15/32	1,850,000	1,658,611
Aviation Capital Group 144A 3.50% 11/1/27 #	255,000	241,789
Avolon Holdings Funding 144A 3.25% 2/15/27 #	540,000	508,771
Owl Rock Capital
4.00% 3/30/25 *	1,025,000	1,009,028
5.25% 4/15/24	675,000	690,426
		9,643,439
Insurance — 3.88%
Aon
2.80% 5/15/30	4,900,000	4,673,850
2.90% 8/23/51	2,030,000	1,689,489

Athene Global Funding 144A 1.985% 8/19/28 #	1,710,000	1,504,815
Berkshire Hathaway Finance 3.85% 3/15/52	2,135,000	2,185,922
Brighthouse Financial 3.85% 12/22/51	647,000	541,154
Brown & Brown 4.95% 3/17/52	1,220,000	1,306,297
Centene 2.45% 7/15/28	805,000	736,595
First American Financial 2.40% 8/15/31	2,100,000	1,841,622
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	3,000,000	2,940,459
Principal Life Global Funding II 144A 3.00% 4/18/26 #	1,000,000	992,153
UnitedHealth Group
2.75% 5/15/40	250,000	225,356
3.05% 5/15/41	3,685,000	3,440,598
3.70% 8/15/49	1,000,000	1,019,278
		23,097,588
Natural Gas — 0.98%
Sempra Energy 4.875% 10/15/25 μ	1,715,000	1,727,863
Southern California Gas
2.95% 4/15/27	1,413,000	1,395,219
4.30% 1/15/49	2,505,000	2,700,063
		5,823,145
Real Estate Investment Trusts — 2.19%
American Homes 4 Rent 3.625% 4/15/32	890,000	867,901
American Tower Trust #1 144A 3.07% 3/15/48 #	1,500,000	1,491,005
CyrusOne 2.90% 11/15/24	3,389,000	3,398,303
EPR Properties 4.95% 4/15/28	720,000	721,245

4    NQ-IV092 [3/22] 5/22 (2218506)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Extra Space Storage
2.35% 3/15/32	2,892,000	$ 2,543,080
2.55% 6/1/31	3,485,000	3,150,180

Global Net Lease 144A 3.75% 12/15/27 #	910,000	838,780
		13,010,494
Technology — 14.22%
Adobe 2.30% 2/1/30	3,417,000	3,237,222
Alphabet 2.05% 8/15/50	2,631,000	2,082,224
Apple
2.65% 5/11/50	675,000	589,758
2.65% 2/8/51	1,075,000	930,302
2.70% 8/5/51	1,125,000	981,273
Autodesk
2.40% 12/15/31	460,000	410,937
2.85% 1/15/30	5,231,000	4,933,243
Broadcom
144A 3.419% 4/15/33 #	2,500,000	2,337,896
144A 3.469% 4/15/34 #	1,483,000	1,376,553
CDW
2.67% 12/1/26	815,000	769,686
3.276% 12/1/28	3,590,000	3,388,152
3.569% 12/1/31	1,085,000	1,007,233

CoStar Group 144A 2.80% 7/15/30 #	2,431,000	2,225,395
Equinix 2.625% 11/18/24	4,895,000	4,829,184
Fidelity National Information Services 1.65% 3/1/28	2,225,000	1,994,998
Fiserv 3.85% 6/1/25	4,646,000	4,698,164
Global Payments
2.65% 2/15/25	4,000,000	3,917,830
2.90% 11/15/31	1,280,000	1,167,735

Maxim Integrated Products 3.45% 6/15/27	1,700,000	1,696,933
Microchip Technology
0.972% 2/15/24	1,250,000	1,198,855
144A 0.983% 9/1/24 #	2,685,000	2,544,386

Microsoft 2.921% 3/17/52	2,975,000	2,800,049
Nuance Communications 5.625% 12/15/26	3,450,000	3,547,048
NXP
144A 3.875% 6/18/26 #	2,800,000	2,812,703
144A 4.875% 3/1/24 #	608,000	625,014
PayPal Holdings
2.30% 6/1/30	2,110,000	1,966,958
3.25% 6/1/50 *	1,100,000	1,007,331
salesforce
2.70% 7/15/41	700,000	621,968
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
salesforce
2.90% 7/15/51	2,025,000	$ 1,804,301

Seagate HDD Cayman 4.75% 6/1/23 *	965,000	981,111
Texas Instruments
3.875% 3/15/39	2,994,000	3,192,357
4.15% 5/15/48	400,000	445,536

Thomson Reuters 3.35% 5/15/26	2,760,000	2,772,838
TSMC Global
144A 1.375% 9/28/30 #	2,215,000	1,887,509
144A 2.25% 4/23/31 #	3,900,000	3,572,349

Verisk Analytics 3.625% 5/15/50	2,660,000	2,512,725
Visa
2.70% 4/15/40	4,897,000	4,463,147
4.30% 12/14/45	415,000	467,077

VMware 4.50% 5/15/25	1,650,000	1,701,437
Workday
3.50% 4/1/27	275,000	275,116
3.70% 4/1/29	425,000	426,332
3.80% 4/1/32	445,000	444,703
		84,645,568
Transportation — 1.88%
Air Canada 2015-2 Class AA Pass Through Trust 144A 3.75% 6/15/29 #	734,783	720,589
American Airlines 2016-2 Class AA Pass Through Trust 3.20% 12/15/29	1,444,905	1,371,192
Burlington Northern Santa Fe
2.875% 6/15/52	395,000	350,800
4.55% 9/1/44	1,000,000	1,112,709

Canadian Pacific Railway 3.00% 12/2/41	1,015,000	915,213
Delta Air Lines 2020-1 Class AA Pass Through Trust 2.00% 12/10/29	1,388,221	1,267,590
Kansas City Southern 3.50% 5/1/50	1,250,000	1,171,809
Union Pacific
3.375% 2/14/42	265,000	256,674
3.55% 8/15/39	1,875,000	1,854,829

United Airlines 2016-1 Class AA Pass Through Trust 3.10% 1/7/30	2,249,531	2,178,710
		11,200,115

NQ-IV092 [3/22] 5/22 (2218506)    5

Schedule of investments
Delaware Ivy VIP Corporate Bond (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities — 0.45%
American Water Capital 4.15% 6/1/49	2,600,000	$ 2,706,665
		2,706,665
Total Corporate Bonds (cost $604,476,452)		566,552,159

Municipal Bonds — 0.92%
Commonwealth of Puerto Rico
(Restructured)
Series A1 2.986% 7/1/24 ^	26,193	23,917
Series A1 4.00% 7/1/33	50,920	49,842
Series A1 4.00% 7/1/35	45,770	44,302
Series A1 4.00% 7/1/37	39,283	37,845
Series A1 4.00% 7/1/41	53,409	50,919
Series A1 4.00% 7/1/46	55,545	52,488
Series A1 4.362% 7/1/33 ^	65,528	37,945
Series A1 5.25% 7/1/23	56,870	58,270
Series A1 5.375% 7/1/25	56,710	59,885
Series A1 5.625% 7/1/27	56,196	61,444
Series A1 5.625% 7/1/29	55,285	61,764
Series A1 5.75% 7/1/31	53,698	61,295
Series C 2.646% 11/1/43	254,246	136,975
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	1,812,957	1,704,180
New York City Industrial Development Agency
(Yankee Stadium Project) 144A 11.00% 3/1/29 #	2,410,000	3,055,181
Total Municipal Bonds (cost $4,897,444)		5,496,252

Sovereign Bonds — 0.95%
Canada — 0.48%
Province of Quebec Canada 7.14% 2/27/26 φ, ~	2,500,000	2,846,795
		2,846,795
Colombia — 0.13%
Colombia Government International Bonds 3.25% 4/22/32	925,000	774,567
		774,567
Mexico — 0.17%
Mexico Government International Bond 3.75% 4/19/71	1,250,000	994,475
		994,475
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
United States — 0.17%
Tennessee Valley Authority 2.875% 2/1/27	1,000,000	$ 1,012,968
		1,012,968
Total Sovereign Bonds (cost $5,777,648)		5,628,805

US Treasury Obligation — 0.38%
US Treasury Note 1.875% 2/15/32 *	2,350,000	2,257,102
Total US Treasury Obligation (cost $2,245,925)		2,257,102
	Number of shares
Short-Term Investments — 1.90%
Money Market Mutual Fund — 1.90%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	11,303,729	11,303,729
Total Short-Term Investments (cost $11,303,729)		11,303,729

Total Value of Securities Before Securities Lending Collateral—99.44% (cost $629,197,000)		591,749,481

Securities Lending Collateral — 0.02%
Money Market Mutual Fund — 0.02%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 0.30%)	140,850	140,850
Total Securities Lending Collateral (cost $140,850)		140,850

Total Value of Securities—99.46% (cost $629,337,850)		591,890,331■
Obligation to Return Securities Lending Collateral — (0.02%)		(140,850)
Receivables and Other Assets Net of Liabilities — 0.56%		3,353,145
Net Assets Applicable to 114,135,122 Shares Outstanding—100.00%		$595,102,626
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

6    NQ-IV092 [3/22] 5/22 (2218506)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
*	Fully or partially on loan.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $107,179,290, which represents 18.01% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
φ	Step coupon bond. Stated rate in effect at March 31, 2022 through maturity date.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at March 31, 2022.
■	Includes $18,275,504 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $18,512,521.
Summary of abbreviations:
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar
NQ-IV092 [3/22] 5/22 (2218506)    7